Goodwill And Other Intangible Assets (Schedule Of Amortization Expense) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization Expense	$ 19	$ 18	$ 75	$ 89	$ 80